Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 - INCOME TAXES:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

Valens Ltd. is taxed under the laws of the State of Israel at a corporate tax rate of 23%. In 2025, 2024 and 2023, Valens Ltd. is at a losses position and therefore has no corporate tax liability. As of December 31, 2025, 2024 and 2023, Valens Ltd. has a carry forward loss of approximately $124 million, $107 million and $93 million, respectively. Such carry forward loss has no expiration date. During 2023, Valens was taxed in the New Israeli Shekel (“NIS”), which is different from its functional currency (U.S. Dollar). As of 2024, Valens is taxed in U.S. Dollar. The change in the Company’s NOLs for tax purposes is partly resulted by such rate differences.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%.

With respect to Valens Semiconductor Inc., is also subject to state taxes at the following rates: 8.84% in California, 9.8% in Minnesota and 0.75% in Texas.

With respect to Acroname Inc., it is also subject to state taxes at the following rates: 4.4% in Colorado.

As of December 31, 2025, Valens Merger Sub, Inc. (formerly PTK) has a carry forward loss of approximately $3.5 million. Such carry forward loss is subject to the 382 limitation and has no expiration date.

Japan

The effective principal corporate tax rate applicable to the Japanese subsidiary is 36%.

Germany

The effective principal corporate tax rate applicable to the German subsidiary is 30%.

China

The effective principal corporate tax rate applicable to the Chinese subsidiary for is 5%.

b.	Income (loss) Before Income Taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	(30,743)	(35,290)	(20,291)
Foreign	(691)	(1,220)	724
Loss before taxes on income	(31,434)	(36,510)	(19,567)

c.	Income tax expenses consisted of the following for the periods indicated:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	115	58	45
Foreign	43	38	67
Income tax expenses	158	96	112

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2025, 2024 and 2023 were comprised of the following:

	Year ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Current:
Domestic (Israel)	115	58	45
Foreign	43	38	67
Total	158	96	112
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	158	96	112

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
	U.S. Dollars in thousands (except for percentage)
IL Statutory Tax Rate	(7,230)	23.0%	(8,397)	23.0%	(4,500)	23.0%
Foreign Tax Effect	199	(0.6)%	318	(0.9)%	(60)	0.3%
Changes in Valuation Allowance	6,224	(19.8)%	7,462	(20.4)%	3,819	(19.5)%
Nontaxable or Nondeductible Items
Share-based payment awards	798	(2.5)%	671	(1.8)%	1,174	(6)%
Forfeiture Shares	-	-	-	-	(394)	2%
Other	23	(0.1)%	16	(0.0)%	28	(0.1)%
Other Adjustments	144	(0.5)%	26	(0.1)%	45	(0.2)%
Effective Tax Rate	158	(0.5)%	96	(0.3)%	112	(0.6)%

e.	Cash paid for income taxes, net of refunds, were as follows:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands
Domestic (Israel)	48	44	252
Foreign
USA	47	19	4
Japan	62	52	30
Other countries	6	7	7
Total cash paid for income taxes, net of refunds	163	122	293
f.	Deferred Tax Assets and Liabilities:

The components of the Company’s deferred tax assets and liabilities as of December 31, 2025, and 2024 were as follows:

	December 31
	2025	2024
	U.S. dollars in thousands

Deferred tax assets:
Tax loss carryforwards	29,196	28,453
Research and development	7,612	5,617
Employee and payroll accrued expenses	788	701
Operating lease liabilities	1,788	1,545
Share-based compensation	7,824	4,974
Derivative liabilities	-	139
Intangible assets	196	72
Other	38	37
Total deferred tax assets	47,442	41,538
Deferred tax liabilities:
Goodwill	41	15
Derivative assets	99	138
Operating lease right-of-use assets	1,482	1,509
Total deferred tax liabilities	1,622	1,662
Total deferred tax assets, net	45,820	39,876
Less valuation allowance for deferred tax assets	(45,820)	(39,876)
Deferred tax assets	-	-

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies.

The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2025, and 2024, the Company has recorded a full valuation allowance of $(45,820) and $(39,876) thousand with regard to its deferred taxes (which is mainly tax loss carryforwards) generated in Israel, respectively.

The change in valuation allowance for the years ended December 31, 2025, 2024 and 2023 was $(5,944) thousand, $(7,282) thousand and $(1,042) thousand, respectively.

g.	Uncertain tax positions

The Company implement a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company do not have any material liabilities in any reported periods regarding uncertain tax positions. The Company classify interest and penalties recognized related to our uncertain tax positions within income taxes on the consolidated statements of operations and comprehensive loss.

h.	Tax assessments

The Israeli entity’s’ income tax assessments are considered final through 2020.

The US subsidiary’s income tax assessments are considered final through 2021.